Investment Risks - Pinnacle Value Fund	May 01, 2026
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks

General risk. There is no assurance the Fund will meet its investment objective. Investors may lose money by investing in the Fund. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Stock market risk. Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk. The value approach carries the risk that securities chosen may remain undervalued. The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro-cap company risk. Investing in small company securities involves risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk. The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price. The Fund is inappropriate for market timers/traders.

Portfolio strategy risk. Fund success will in part be determined by the Advisor’s skill at choosing appropriate investments and executing portfolio strategy effectively.

General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance the Fund will meet its investment objective
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security
Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The value approach carries the risk that securities chosen may remain undervalued. The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks
Small And Microcap Company [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in small company securities involves risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price. The Fund is inappropriate for market timers/traders
Portfolio Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund success will in part be determined by the Advisor’s skill at choosing appropriate investments and executing portfolio strategy effectively
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors may lose money by investing in the Fund
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency